Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	52.65
Maximum Aggregate Offering Price	$ 78,975,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,906.45
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Registrant's 2026 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. (2) Consists of 1,500,000 shares of the Registrant's Class A common stock, par value $0.0001 per share (the "Shares") that may become issuable under the ESPP. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on July 31, 2026. (4) The Registrant does not have any fee offsets.